BUSINESS ACQUISITION	12 Months Ended
Feb. 28, 2018
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
3.	BUSINESS ACQUISITION

Business acquisitions in fiscal year 2018:

During the year ended February 28, 2018, the Group made several business acquisitions. Each acquisition has been recorded using the acquisition method of accounting, and accordingly, the acquired assets and liabilities assumed were recorded at their fair value at the date of acquisition. The results of these acquired entities' operations have been included in the consolidated financial statements since the date of acquisitions. Goodwill primarily represents the expected synergies from combining the acquired businesses with the business of the Group.

The total consideration of business acquisitions made during the year ended February 28, 2018, included cash totaling $16,164,599, of which $15,865,789 had been paid during fiscal year 2018. The intangible assets and goodwill acquired and noncontrolling interest arised from these business acquisitions were $5,781,566, $12,621,874 and $3,642,544, respectively. The purchase price allocation was determined by the Group with the assistance of an independent valuation appraiser.

The results of operations for all these acquired entities have been included in the Group’s consolidated financial statements from their respective acquisition dates. The acquired goodwill is not deductible for tax purposes.

The following summarized unaudited pro forma results of operations for the years ended February 28, 2017 and February 28, 2018 assuming that these acquisitions during the year ended February 28, 2018 occurred as of March 1, 2016. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of March 1, 2016, nor is it indicative of future operating results.

	For the years ended
	February 28,
	2017	2018
	(Unaudited)	(Unaudited)

Pro forma net revenues	$1,043,717,568	$1,715,774,242
Pro forma net income attributable to TAL Education Group	$115,054,921	$198,105,115
Pro forma net income per share - basic	$0.71	$1.13
Pro forma net income per share - diluted	$0.65	$1.03

Business acquisitions in fiscal year 2017:

Acquisition of Shunshun Bida

In December 2015, the Group acquired 30% equity interest in Shunshun Bida, which primarily provides study abroad intermediary service. On July 31, 2016, the Group increased its shareholding to 66% with cash consideration of $19,119,796 and common shares issued with fair value of $13,558,991 on the acquisition date. The settlement was made in fiscal year 2017. The Group obtained control of the acquiree and applied acquisition method of accounting on the acquisition date.

The purchase price consisted of the following:

US$

Cash consideration	$19,119,796
Common shares	13,558,991
Fair value of the previously held 30% equity interest:
Carrying amount	10,515,391
Gain on remeasurement of fair value as of acquisition date	25,225,611
Total	$68,419,789

The purchase price was allocated as of July 31, 2016, the date of acquisition, as follows:

		Amortization
	US$	period

Cash and cash equivalents	$11,121,264
Other current assets	12,782,176
Rental deposits	1,306,135
Property and equipment, net	423,538
Intangible assets
Trade name	6,780,070	10.4 years
School cooperation agreements	3,344,834	6.4 years
Goodwill	93,004,827
Other current liabilities	(4,642,267)
Deferred revenue	(24,750,882)
Deferred tax liabilities	(2,052,906)
Noncontrolling interest	(28,897,000)
Total purchase consideration	$68,419,789

The purchase price allocation, as disclosed, was determined by the Group with the assistance of an independent valuation appraiser. The fair value of the purchased intangible assets was measured by using the “income approach-excess earnings” and “relief from royalty” valuation methods.

In November 2016, the Group acquired additional 14% interest in Shunshun Bida with a total cash consideration of $16,310,319 from a noncontrolling interest holder. This was accounted for as an equity transaction and as a result, the Group holds 80% equity interest of Shunshun Bida.

Acquisition of Guangzhou after-school one-on-one tutoring business component (“Guangzhou Tutoring”)

In November 2016, the Group surrendered a portion of Series C convertible redeemable preferred shares of Changing Education Inc. (“Changing”) in exchange for Guangzhou Tutoring valued at $50 million, which was formerly a component of the Group and disposed to Changing in part of the Group's investment on Series C convertible redeemable preferred shares in August 2015.

Due to business focus realignment, Changing concluded that Guangzhou Tutoring no longer fits well with its overall business strategy and decided to exit its ownership and operation of Guangzhou Tutoring. Changing approached the Group and negotiated the terms which both parties agreed on the valuation and the exchange. Please refer to Note 14(a)(5) and Note 15.

The purchase price was allocated as of November 30, 2016, the date of acquisition, as follows:

		Amortization
	US$	period

Cash and cash equivalents	$4,381,051
Other current assets	5,044,431
Intangible assets
Student base	4,605,000	5.1 years
Goodwill	46,546,189
Deferred revenue	(9,425,421)
Deferred tax liabilities	(1,151,250)
Total purchase consideration	$50,000,000

The purchase price allocation, as disclosed, was determined by the Group with the assistance of an independent valuation appraiser. The fair value of the purchased intangible assets was measured by using the “income approach-excess earnings” valuation method.

Acquisition of Shanghai Yaya

In August 2016, the Group acquired 51% equity interest in Shanghai Yaya, which primarily operates an online platform focusing on kids and maternity market, with total cash consideration of $24,910,031. The Group paid $9,559,154 in prior year through a bridge loan and $15,350,877 in August 2016. The Group obtained three out of five board seats of Shanghai Yaya. It applied acquisition method of accounting on the date when control was obtained.

The purchase price was allocated as of August 26, 2016, the date of acquisition, as follows:

		Amortization
	US$	period

Cash and cash equivalents	$616,947
Account receivables	4,869,685
Other current assets	845,178
Rental deposits	89,375
Property and equipment, net	90,426
Intangible assets
Trade name	5,727,995	10.0 years
Customer relationship	3,703,704	4.3 years
User base	659,769	1.3 years
Goodwill	30,888,052
Other current liabilities	(1,614,688)
Deferred tax liabilities	(2,522,867)
Noncontrolling interest	(18,443,545)
Total purchase consideration	$24,910,031

The purchase price allocation, as disclosed, was determined by the Group with the assistance of an independent valuation appraiser. The fair value of the purchased intangible assets was measured by using the “income approach-excess earnings”, “relief from royalty” and “cost method” valuation methods.

Other acquisitions

During the year ended February 28, 2017, the Group made several other business acquisitions. The total consideration of these business acquisitions included 1) cash of $12,340,722, and 2) newly issued common share valued at $3,464,230. The intangible assets, goodwill and noncontrolling interest acquired from these business acquisitions were $3,346,694, $14,141,026 and $1,393,912, respectively.

The results of operations for all these acquired entities have been included in the Group’s consolidated financial statements from their respective acquisition dates. The acquired goodwill is not deductible for tax purposes.

The following summarized unaudited pro forma results of operations for the years ended February 29, 2016 and February 28, 2017 assuming that these acquisitions during the year ended February 28, 2017 occurred as of March 1, 2015. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of March 1, 2015, nor is it indicative of future operating results.

	For the years ended
	February 29/28,
	2016	2017
	(Unaudited)	(Unaudited)

Pro forma net revenues	$645,751,588	$1,062,742,905
Pro forma net income attributable to TAL Education Group	$95,833,307	$112,849,625
Pro forma net income per share - basic	$0.60	$0.69
Pro forma net income per share - diluted	$0.56	$0.64